Aug. 28, 2020
Nuance Concentrated Value Fund
Nuance Concentrated Value Fund
Investment Objective
The Nuance Concentrated Value Fund (the “Fund” or “Concentrated Value Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s statutory Prospectus on page 32.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Plan Fees (1)	0.15%	0.15%
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses (1)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.37%	1.12%
Less: Fee Waiver (2)	-0.07%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver (1) (2)	1.30%	1.05%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Plan Fees (1)	0.15%	0.15%
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses (1)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.37%	1.12%
Less: Fee Waiver (2)	-0.07%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver (1) (2)	1.30%	1.05%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$626	$906	$1,206	$2,058
Institutional Class Shares	$107	$349	$610	$1,357

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of companies organized in the United States that Nuance Investments, LLC (the “Adviser”) believes are high quality, though temporarily out of favor. The Fund typically invests in a portfolio of 15 to 35 companies of various market capitalizations and is considered an all-cap strategy. Although the Fund will invest primarily in U.S. companies, the Fund may invest up to 25% of its assets in non-U.S. companies that are classified as “developed” by MSCI Inc. (“MSCI”). Nuance utilizes MSCI to classify its international holdings. The country classification of a company is generally determined by the company’s country of incorporation and the primary listing of its securities. MSCI will classify a company in the country of incorporation if its securities have a primary listing in that country. In such cases where a company’s securities have a primary listing outside of the country of incorporation, an additional analysis is performed to determine the company’s country classification. In addition to the company’s country of incorporation and the location of the primary listing, MSCI considers secondary listings, if any, geographic distribution of shareholder base, location of headquarters, geographic distribution of operations, company history, and the country in which investors consider the company to be most appropriately classified. As of June 30, 2020, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time. The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to the Adviser’s internal view of intrinsic value. The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations. The Fund’s annual portfolio turnover rate may be 100% or greater. From time to time, the Fund may focus its investments in securities of companies in the same economic sector, including the financial sector.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Non-Diversified Fund Risk. Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the Fund’s portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Foreign Securities Risk. Investments in securities of foreign companies involves risks not ordinarily associated with investments in securities and instruments of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Institutional Class shares. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices. Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at http://www.nuanceinvestments.com/concentrated-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).
Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q1 2013 12.80%	Q3 2015 -8.57%

Year-to-Date as of June 30, 2020
-10.86%

Average Annual Total Returns for the periods ended December 31, 2019

Average Annual Total Returns for the periods ended December 31, 2019
	One Year	Five Year	Since Inception (May 31, 2011)
Institutional Class
Return Before Taxes	27.73%	9.44%	11.37%
Return After Taxes on Distributions	24.92%	7.36%	9.27%
Return After Taxes on Distributions and Sale of Fund Shares	17.48%	6.83%	8.50%
Investor Class (1)
Return Before Taxes	20.94%	8.00%	10.40%
Russell 3000 Value Index	26.26%	8.20%	10.80%
S&P 500 Index	31.49%	11.70%	13.09%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Nuance Mid Cap Value Fund
Nuance Mid Cap Value Fund
Investment Objective
The Nuance Mid Cap Value Fund (the “Fund” or “Mid Cap Value Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s statutory Prospectus on page 32. You may be required to pay brokerage commissions on your purchases and sales of Z Class shares of the Fund, which are not reflected in this table.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Z Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	Z Class
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.00%	0.00%
Shareholder Service Plan Fees (1)	0.15%	0.15%	0.00%
Other Expenses	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	1.00%	0.85%
Less: Fee Waiver (2)	-0.06%	-0.06%	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver (1)(2)	1.19%	0.94%	0.79%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Z Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	Z Class
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.00%	0.00%
Shareholder Service Plan Fees (1)	0.15%	0.15%	0.00%
Other Expenses	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	1.00%	0.85%
Less: Fee Waiver (2)	-0.06%	-0.06%	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver (1)(2)	1.19%	0.94%	0.79%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). You may be required to pay brokerage commissions on your purchases and sales of Z Class shares of the Fund, which are not reflected in the example.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$615	$871	$1,147	$1,931
Institutional Class Shares	$96	$312	$547	$1,219
Z Class Shares	$81	$265	$465	$1,043

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by mid-capitalization companies. The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index . The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls within the range of the smallest and largest members of the Russell Midcap® Index, as determined by averaging the smallest and largest members’ month end market capitalization over the last 12 months. As of June 30, 2020, the capitalization range of the Russell Midcap® Index was between approximately $540.20 million and $70.10 billion. The Fund invests primarily in companies organized or traded in the United States that the Adviser believes are high quality, though temporarily out of favor. The Fund’s investments may also include preferred or convertible preferred stocks. The Fund typically invests in a portfolio of 50 to 90 companies.

Although the Fund will invest primarily in U.S. companies, the Fund may invest up to 15% of its assets in non-U.S. companies that are classified as “developed” by MSCI, Inc. (“MSCI”). Nuance utilizes MSCI to classify its international holdings. The country classification of a company is generally determined by the company’s country of incorporation and the primary listing of its securities. MSCI will classify a company in the country of incorporation if its securities have a primary listing in that country. In such cases where a company’s securities have a primary listing outside of the country of incorporation, an additional analysis is performed to determine the company’s country classification. In addition to the company’s country of incorporation and the location of the primary listing, MSCI considers secondary listings, if any, geographic distribution of shareholder base, location of headquarters, geographic distribution of operations, company history, and the country in which investors consider the company to be most appropriately classified. As of June 30, 2020, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time. The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to the Adviser’s internal view of intrinsic value. The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations. The Fund’s annual portfolio turnover rate will generally be 100% or greater. From time to time, the Fund may focus its investments in securities of companies in the same economic sector, including the financial sector.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values.

Convertible Securities Risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sector”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the Fund’s portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.
Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Mid-Cap Companies Risk. Securities of mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk. Investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements, and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Institutional Class shares. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices. Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at http://www.nuanceinvestments.com/mid-cap-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).
Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q1 2019 12.07%	Q3 2015 -7.23%

Year-to-Date as of June 30, 2020
-9.28%

Average Annual Total Returns for the periods ended December 31, 2019

Average Annual Total Returns for the periods ended December 31, 2019
	One Year	Five Years	Since Inception (12/31/2013)
Institutional Class Shares
Return Before Taxes	30.96%	11.87%	11.29%
Return After Taxes on Distributions	28.56%	10.03%	9.31%
Return After Taxes on Distributions and Sale of Fund Shares	19.08%	8.79%	8.25%
Investor Class Shares
Return Before Taxes	24.14%	10.45%	10.06%
Z Class Shares (1)
Return Before Taxes	31.17%	11.97%	11.38%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	27.06%	7.62%	8.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.03%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class or Z Class will vary to the extent they have different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Nuance Concentrated Value Long-Short Fund
Nuance Concentrated Value Long-Short Fund
Investment Objective
The objective of the Nuance Concentrated Value Long-Short Fund (the “Fund”) is to provide long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Plan Fees (1)	0.15%	0.15%
Other Expenses	0.27%	0.27%
Dividend and Interest Expense on Short Sales	2.03%	2.03%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%
Total Annual Fund Operating Expenses	3.71%	3.46%
Less: Fee Waiver (1) (2)	-0.12%	-0.12%
Total Annual Fund Operating Expenses After Fee Waiver (1) (2)	3.59%	3.34%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Plan Fees (1)	0.15%	0.15%
Other Expenses	0.27%	0.27%
Dividend and Interest Expense on Short Sales	2.03%	2.03%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%
Total Annual Fund Operating Expenses	3.71%	3.46%
Less: Fee Waiver (1) (2)	-0.12%	-0.12%
Total Annual Fund Operating Expenses After Fee Waiver (1) (2)	3.59%	3.34%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$362	$1,124	$1,906	$3,951
Institutional Class	$337	$1,051	$1,788	$3,731

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by taking long positions in securities priced below, and short positions in securities priced above, their estimated intrinsic value as determined by Nuance Investments, LLC (the “Adviser”). Under normal market conditions, the Fund will take long positions in 15-35 securities, and will take short positions in up to 50 securities, with both the long and short positions consisting primarily of common stocks of any capitalization of companies organized in the United States. When the Fund takes a long position, it purchases a stock outright. When the Fund takes a short position, it sells, at the current market price, a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund subsequently is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. The Fund makes money when the market price of the borrowed stock goes down and the Fund is able to replace it for less than it realized by selling it earlier. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

Although the Fund will invest primarily in companies organized or traded in the U.S., the Fund may invest up to 25% of its long assets in non-U.S. companies that are classified as “developed” by MSCI, Inc. (“MSCI”). Nuance utilizes MSCI to classify its international holdings. The country classification of a company is generally determined by the company’s country of incorporation and the primary listing of its securities. MSCI will classify a company in the country of incorporation if its securities have a primary listing in that country. In such cases where a company’s securities have a primary listing outside of the country of incorporation an additional analysis is performed to determine the company’s country classification. In addition to the company’s country of incorporation and the location of the primary listing, MSCI considers secondary listings, if any, geographic distribution of shareholder base, location of headquarters, geographic distribution of operations, company history, and the country in which investors consider the company to be most appropriately classified. As of June 30, 2020, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using a classic value strategy that employs extensive quantitative screening and a bottom-up fundamental research process. When selecting securities to hold long, the Adviser seeks to identify leading businesses selling at a discount to fair value, with the potential to generate above-average rates of return over time. The Adviser searches across a range of industries and market sectors for companies that the Adviser believes are high quality, though temporarily out of favor. The Adviser seeks to select companies that have leading and sustainable competitive positions and above-average financial strength that trade at a discount to the Adviser’s internal view of intrinsic value and that also display downside protection. When selecting securities to sell short, the Adviser seeks to identify companies across a range of industries and sectors that have average or below average competitive positions and unattractive risk reward profiles. From time to time, the Fund may focus its investments in securities of companies in the same economic sector, including the financial sector.

The Adviser will sell an investment held long when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when its competitive position or financial situation erodes beyond the Adviser’s expectations. Conversely, the Adviser will close a short position, or buy the security to cover a short investment, when the security no longer has an attractive risk reward profile or when the security’s competitive position or financial situation improves beyond the Adviser’s expectations. The Adviser expects the Fund’s active trading of portfolio securities may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund intends to maintain net exposure (the market value of long positions minus the market value of short positions) of between 100% net long and 25% net short. Under normal market conditions, the Fund’s long positions may range from 75% to 100% and its short positions may range from 0% to 100%.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Non-Diversified Fund Risk. Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk. Investments in securities of foreign companies involves risks not ordinarily associated with investments in securities and instruments of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Short Sales Risk. In establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security or closes out the position, the Fund will experience a loss. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs that the Fund must pay to a lender of the security. Because the Fund may invest the proceeds of a short sale, another risk of short selling is similar to the effect of leverage, in that it amplifies changes in the Fund’s NAV and may increase losses and the volatility of returns. The extent of such loss, because it stems from increases in the value of the security sold short, is theoretically unlimited.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year. Figures shown in the bar chart are for the Fund’s Institutional Class returns. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at http://www.nuanceinvestments.com/concentrated-value-long-short-fund or by calling 1-855-NUANCE3 (1-855-682-6233).
Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q4 2018 7.97%	Q3 2018 -3.76%

Year-to-Date as of June 30, 2020
9.17%

Average Annual Total Returns for the periods ended December 31, 2019

Average Annual Total Returns for the periods ended December 31, 2019
	One Year	Since Inception (12/31/2015)
Institutional Class Shares
Return Before Taxes	4.78%	6.15%
Return After Taxes on Distributions	4.38%	5.04%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	4.57%
Investor Class Shares
Return Before Taxes	4.52%	5.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	14.43%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).